Exhibit 99.5

February 19, 2019

Due Diligence Narrative Report for:

CSMC 2019-RPL1

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	4-5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Gerald French Jr.
Senior Vice President
801-594-6001
Jerry.French@rrrmg.com

➢	Sioux Johnstone
Vice President
801-293-3826
Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In January 2019, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 2,270 mortgage loans. The Due Diligence for these loans took place in February 2019. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	2,270
Title/Tax/Lien Review	2,206

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

  Address Variation
  Applicant in Title
  No Open Mortgage
  Delinquent/Unpaid Taxes
  Priority Liens
  Tax Liens
  Whether Subject mortgage was on title
  Potential Assignment Chain issues
  Whether subject mortgage was in 1st Lien Position
  Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 2,270 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2019-RPL1 36 Month Cash Flow Final 2.16.2019_Redacted.xlsx” file. Using the MBA methodology, 36 month payment strings were created for each mortgage loan reviewed. The results of the review are:

•	Per MBA methodology, 100% of the mortgage loans were performing as of 12/31/2018.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 2,206 mortgage loans. 2,154 loans were in the continental US, 52 loans were in Puerto Rico. RRRM reported to our client in “CSMC 2019-RPL1 Title Review Final Pop R 2.16.2019.xlsx” and “CSMC 2019-RPL1 PR TITLE FINAL R 2.16.2019” the following potential exceptions:

•	Continental US (2,154 loans)
o	104 loans had address variations
o	274 loans showed applicant was not on title
o	6 loans showed no mortgage found
o	119 loans had delinquent or unpaid taxes
o	7 loans had liens other than HOA or municipal prior to mortgage
o	165 loans had municipal liens
o	53 loans had HOA liens
o	71 loans had federal tax liens
o	63 loans had state tax liens
o	16 loans showed subject mortgage not found
o	150 loans showed mortgage not found in first lien position
o	64 loans had potential assignment chain issues
o	821 loans in a super lien state

•	Puerto Rico (52 loans)
o	1 loan showed mortgage not found in first lien position had address variations
o	1 loan had a state tax lien
o	9 loans had prior FC actions filed

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com